SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Segment Reporting Information [Line Items]
Segments revenues	$ 25,310	$ 25,874	$ 50,287	$ 52,889	$ 105,290
Segments operating profit (loss)	1,641	1,670	3,711	4,237	6,547
Segments tangible and intangible assets	61,476	71,787	61,476	71,787	62,000
Depreciation, amortization and impairment expenses	979	1,194	1,985	2,475	4,767
Expenditures for assets	769	1,094	1,354	2,248	4,457
Cellocator [Member]
Segment Reporting Information [Line Items]
Segments revenues	5,545	5,867	11,009	11,265	24,063
Segments operating profit (loss)	612	933	1,243	1,517	3,859
Segments tangible and intangible assets	8,758	9,468	8,758	9,468	8,679
Depreciation, amortization and impairment expenses	85	89	171	177	349
Expenditures for assets	50	72	79	104	165
Pointer [Member]
Segment Reporting Information [Line Items]
Segments revenues	11,124	13,886	22,484	28,914	55,911
Segments operating profit (loss)	730	900	1,717	4,778	5,619
Segments tangible and intangible assets	26,926	30,278	26,926	30,278	26,878
Depreciation, amortization and impairment expenses	584	628	1,175	1,347	2,188
Expenditures for assets	466	739	906	1,730	2,586
RSA segment [Member]
Segment Reporting Information [Line Items]
Segments revenues	8,921	9,122	17,663	18,041	36,168
Segments operating profit (loss)	244	263	592	768	(60)
Segments tangible and intangible assets	22,172	20,607	22,172	20,607	22,038
Depreciation, amortization and impairment expenses	310	477	639	951	2,230
Expenditures for assets	253	283	369	414	1,706
Elimination [Member]
Segment Reporting Information [Line Items]
Segments revenues	(280)	(3,001)	(869)	(5,331)	(10,852)
Segments operating profit (loss)	55	(426)	159	(2,826)	(2,871)
Segments tangible and intangible assets	3,620	5,434	3,620	5,434	4,405
Depreciation, amortization and impairment expenses	0	0	0	0	0
Expenditures for assets	$ 0	$ 0	$ 0	$ 0	$ 0